UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07881

PineBridge Mutual Funds
(Exact name of registrant as specified in charter)

399 Park Avenue, 4th Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Robin C. Thorn
399 Park Avenue, 4th Floor
New York, New York 10022
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

PineBridge Mutual Funds - US Small Cap Growth Fund
	Schedule of Investments (Unaudited)	February 29, 2012

	Security Description	Shares	Value
	Common Stocks - 94.6%
	Auto Components - 2.1%
	Fuel Systems Solutions, Inc. *	12,000	$310,800
	Biotechnology - 2.4%
	Ardea Biosciences, Inc. *	8,600	183,352
	Incyte Corp. Ltd. *	10,700	181,472
			364,824
	Chemicals - 3.4%
	ADA-ES, Inc. *	23,046	517,844
	Commercial Services & Supplies - 1.4%
	Encore Capital Group, Inc. *	9,200	204,976
	Communications Equipment - 5.2%
	Aruba Networks, Inc. *	14,100	304,419
	Finisar Corp. *	7,000	142,030
	Ixia *	23,800	328,916
			775,365
	Construction & Engineering - 2.4%
	MasTec, Inc. *	8,600	151,274
	MYR Group, Inc. *	10,800	216,324
			367,598
	Consumer Finance - 1.7%
	First Cash Financial Services, Inc. *	6,200	262,012
	Electrical Equipment - 2.0%
	Thermon Group Holdings, Inc. *	15,222	306,571
	Electronic Equipment, Instruments & Components - 2.0%
	Maxwell Technologies, Inc. *	16,200	294,678
	Energy Equipment & Services - 6.0%
	Hornbeck Offshore Services, Inc. *	5,800	236,350
	Mitcham Industries, Inc. *	11,900	278,103
	OYO Geospace Corp. *	2,026	222,961
	RigNet, Inc. *	9,303	158,151
			895,565
	Health Care Equipment & Supplies - 5.5%
	NxStage Medical, Inc. *	9,720	194,400
	Staar Surgical Co. *	21,235	221,481
	Zoll Medical Corp. *	5,617	410,884
			826,765
	Health Care Providers & Services - 1.8%
	HMS Holdings Corp. *	8,288	267,039
	Household Durables - 1.3%
	Skullcandy, Inc. *	13,800	194,856
	Insurance - 1.8%
	Amtrust Financial Services, Inc.	10,300	278,203
	Internet Software & Services - 7.7%
	comScore, Inc. *	8,700	191,313
	Liquidity Services, Inc. *	8,700	376,275
	Perficient, Inc. *	25,300	305,624
	SPS Commerce, Inc. *	11,400	283,290
			1,156,502
	IT Services - 2.2%
	Cardtronics, Inc. *	12,300	327,057
	Machinery - 6.7%
	Chart Industries, Inc. *	3,700	253,043
	Robbins & Myers, Inc.	2,900	141,549
	Valmont Industries, Inc.	3,000	333,210
	Wabash National Corp. *	26,000	274,560
			1,002,362
	Media - 1.0%
	Cinemark Holdings, Inc.	7,600	158,992
	Metals & Mining - 1.1%
	Universal Stainless & Alloy *	5,100	170,748
	Oil, Gas & Consumable Fuels - 3.9%
	Rosetta Resources, Inc. *	5,800	296,032
	Triangle Petroleum Corp. *	39,700	284,649
			580,681
	Pharmaceuticals - 7.5%
	Akorn, Inc. *	33,532	420,156
	Jazz Pharmaceuticals PLC *	5,300	278,091
	Questcor Pharmaceuticals, Inc. *	11,054	430,000
			1,128,247
	Professional Services - 1.9%
	Mistras Group, Inc. *	13,100	293,440
	Semiconductors & Semiconductor Equipment - 6.5%
	Cavium, Inc. *	6,700	239,391
	Ceva, Inc. *	10,000	246,500
	Silicon Image, Inc. *	43,077	222,708
	Silicon Motion Technology Corp. - ADR*	14,800	263,440
			972,039
	Software - 7.0%
	Allot Communications Ltd. *	20,122	359,178
	Glu Mobile, Inc. *	105,986	400,627
	Tangoe, Inc. *	15,579	291,950
			1,051,755
	Specialty Retail - 5.1%
	Body Central Corp. *	16,600	462,144
	The Finish Line, Inc.	13,000	298,870
			761,014
	Textiles, Apparel & Luxury Goods - 3.9%
	Steven Madden Ltd. *	7,155	308,953
	Vera Bradley, Inc. *	7,500	275,250
			584,203
	Trading Companies & Distributors - 1.1%
	DXP Enterprises, Inc. *	4,300	159,100
	Total Common Stocks (Cost $12,172,815)		14,213,236
	Short Term Investment - 5.6%
	Money Market Fund - 5.6%
	Fidelity Institutional Money Market Fund - Government Portfolio, 0.01% #	837,364	837,364
	Total Short Term Investment (Cost $837,364)		837,364
	Total Investments (Cost $13,010,179) - 100.2%		15,050,600
	Liabilities in Excess of Other Assets - (0.2)%		(33,718)
	TOTAL NET ASSETS - 100.0%		$15,016,882

*	Non-income producing security.
ADR	American Depository Receipt
#	Seven-day yield as of February 29, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows+:

	Tax cost of investments		$13,036,830
	Gross tax unrealized appreciation		2,433,690
	Gross tax unrealized depreciation		(419,920)
	Net tax unrealized appreciation		$2,013,770

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Micro Cap Growth Fund
	Schedule of Investments (Unaudited)	February 29, 2012

	Security Description	Shares	Value
	Common Stocks - 96.8%
	Aerospace & Defense - 2.0%
	Astronics Corp. *	38,000	$1,270,340
	Auto Components - 4.0%
	Amerigon, Inc. *	85,200	1,254,144
	Fuel Systems Solutions, Inc. *	51,800	1,341,620
			2,595,764
	Biotechnology - 3.0%
	Ardea Biosciences, Inc. *	37,600	801,632
	Exact Sciences Corp. *	124,600	1,169,994
			1,971,626
	Chemicals - 9.3%
	ADA-ES, Inc. *	100,939	2,268,099
	GSE Holding, Inc. *	110,200	1,338,930
	KMG Chemicals, Inc.	75,639	1,312,337
	TOR Minerals International, Inc. *	71,599	1,104,773
			6,024,139
	Commercial Services & Supplies - 2.6%
	Encore Capital Group, Inc. *	47,700	1,062,756
	Ennis, Inc.	37,200	623,472
			1,686,228
	Communications Equipment - 4.3%
	Oclaro, Inc. *	161,900	699,408
	PC-Tel, Inc.	145,200	1,067,220
	Procera Networks, Inc. *	53,300	1,037,218
			2,803,846
	Construction & Engineering - 1.8%
	MYR Group, Inc. *	57,700	1,155,731
	Diversified Telecommunication Services - 1.0%
	Towerstream Corp. *	227,200	645,248
	Electrical Equipment - 2.1%
	Thermon Group Holdings, Inc. *	66,763	1,344,607
	Electronic Equipment, Instruments & Components - 1.9%
	Maxwell Technologies, Inc. *	66,100	1,202,359
	Energy Equipment & Services - 7.5%
	Mitcham Industries, Inc. *	72,253	1,688,552
	OYO Geospace Corp. *	8,638	950,612
	Pioneer Drilling Co. *	69,900	696,204
	RigNet, Inc. *	87,087	1,480,479
			4,815,847
	Food & Staples Retailing - 1.6%
	The Chefs' Warehouse, Inc. *	48,400	1,016,400
	Health Care Equipment & Supplies - 7.3%
	Cerus Corp. *	324,300	1,219,368
	Endologix, Inc. *	69,600	920,808
	ICU Medical, Inc. *	6,800	311,984
	Staar Surgical Co. *	95,900	1,000,237
	Synergetics USA, Inc. *	199,400	1,256,220
			4,708,617
	Health Care Technology - 0.2%
	Greenway Medical Technologies *	10,000	148,000
	Household Durables - 1.3%
	Skullcandy, Inc. *	60,230	850,448
	Internet Software & Services - 7.7%
	Brightcove, Inc. *	20,000	298,000
	Perficient, Inc. *	109,300	1,320,344
	SPS Commerce, Inc. *	81,101	2,015,360
	support.com, Inc. *	262,400	865,920
	TechTarget, Inc. *	68,800	474,720
			4,974,344
	IT Services - 1.0%
	Virtusa Corp. *	43,200	675,216
	Machinery - 3.4%
	Graham Corp.	43,564	1,016,348
	Wabash National Corp. *	109,300	1,154,208
			2,170,556
	Metals & Mining - 1.6%
	Universal Stainless & Alloy *	30,600	1,024,488
	Oil, Gas & Consumable Fuels - 1.9%
	Triangle Petroleum Corp. *	175,400	1,257,618
	Pharmaceuticals - 2.4%
	Akorn, Inc. *	68,512	858,455
	Pernix Therapeutics Holdings *	77,200	665,464
			1,523,919
	Professional Services - 2.0%
	Mistras Group, Inc. *	58,500	1,310,400
	Semiconductors & Semiconductor Equipment - 6.7%
	Ceva, Inc. *	48,800	1,202,920
	Mindspeed Technologies, Inc. *	154,700	1,007,097
	Silicon Image, Inc. *	191,619	990,670
	Silicon Motion Technology Corp. - ADR*	64,200	1,142,760
			4,343,447
	Software - 11.1%
	Allot Communications Ltd. *	87,318	1,558,626
	Callidus Software, Inc. *	205,200	1,520,532
	Glu Mobile, Inc. *	459,122	1,735,481
	Mitek Systems, Inc. *	103,200	1,073,280
	Tangoe, Inc. *	67,905	1,272,540
			7,160,459
	Specialty Retail - 6.2%
	Body Central Corp. *	72,700	2,023,968
	Cache, Inc. *	151,100	941,353
	Shoe Carnival, Inc. *	38,700	1,013,166
			3,978,487
	Trading Companies & Distributors - 2.9%
	DXP Enterprises, Inc. *	50,161	1,855,957
	Total Common Stocks (Cost $54,297,330)		62,514,091
	Short Term Investment - 4.5%
	Money Market Fund - 4.5%
	Fidelity Institutional Money Market Fund - Government Portfolio, 0.01% #	2,905,364	2,905,364
	Total Short Term Investment (Cost $2,905,364)		2,905,364
	Total Investments (Cost $57,202,694) - 101.3%		65,419,455
	Liabilities in Excess of Other Assets - (1.3)%		(825,362)
	TOTAL NET ASSETS - 100.0%		$64,594,093

*	Non-income producing security.
ADR	American Depository Receipt
#	Seven-day yield as of February 29, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows+:

	Tax cost of investments		$57,597,535
	Gross tax unrealized appreciation		10,090,731
	Gross tax unrealized depreciation		(2,268,811)
	Net tax unrealized appreciation		$7,821,920

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US 25 Equity Fund
Schedule of Investments (Unaudited)	February 29, 2012

Security Description	Shares	Value
Common Stocks - 89.5%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	2,226	$132,603
Air Freight & Logistics - 3.8%
United Parcel Service, Inc. - Class B	1,787	137,402
Capital Markets - 1.0%
Affiliated Managers Group, Inc. *	336	35,747
Chemicals - 2.0%
Ecolab, Inc.	1,202	72,120
Commercial Banks - 3.4%
Huntington Bancshares, Inc.	21,033	122,938
Computers & Peripherals - 15.2%
Apple, Inc. *	266	144,290
EMC Corp. *	5,021	139,031
Hewlett-Packard Co.	4,988	126,246
SanDisk Corp. *	2,909	143,880
		553,447
Consumer Finance - 5.8%
Capital One Financial Corp.	4,114	208,168
Insurance - 3.6%
ACE Ltd.	1,822	130,656
Leisure Equipment & Products - 3.9%
Mattel, Inc.	4,335	140,627
Life Sciences Tools & Services - 3.8%
Agilent Technologies, Inc. *	3,163	137,970
Media - 4.0%
Discovery Communications, Inc. *	3,087	144,009
Oil, Gas & Consumable Fuels - 15.0%
Hess Corp.	4,178	271,236
Marathon Oil Corp.	8,097	274,407
		545,643
Pharmaceuticals - 11.3%
Mylan, Inc. *	11,553	270,802
Pfizer, Inc.	6,458	136,264
		407,066
Software - 3.7%
Informatica Corp. *	2,689	132,191
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	893	66,832
Trading Companies & Distributors - 7.5%
WW Grainger, Inc.	1,306	271,296
Total Common Stocks (Cost $2,977,603)		3,238,715
Short Term Investment - 8.6%
Money Market Fund - 8.6%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.01% #	310,192	310,192
Total Short Term Investment (Cost $310,192)		310,192
Total Investments (Cost $3,287,795) - 98.1%		3,548,907
Other Assets in Excess of Liabilities - 1.9%		66,909
TOTAL NET ASSETS - 100.0%		$3,615,816

* Non-income producing security.
# Seven-day yield as of February 29, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows+:

Tax cost of investments		$3,456,440
Gross tax unrealized appreciation		99,067
Gross tax unrealized depreciation		(6,600)
Net tax unrealized appreciation		$92,467

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - Merger Arbitrage Fund
Schedule of Investments (Unaudited)	February 29, 2012

Security Description	Shares	Value
Common Stocks - 44.4%
Aerospace & Defense - 8.7%
Goodrich Corp.	3,460	$435,856
Chemicals - 3.1%
Solutia, Inc.	5,500	154,605
Communications Equipment - 6.3%
Motorola Mobility Holdings, Inc. *	7,950	315,615
Consumer Finance - 1.0%
Advance America Cash Advance Centers, Inc.	5,000	51,850
Electrical Equipment - 2.0%
Thomas & Betts Corp. *	1,400	101,122
Insurance - 7.8%
Delphi Financial Group, Inc. - Class A	8,700	387,672
Multi-Utilities - 2.0%
CH Energy Group, Inc.	1,500	100,005
Semiconductors & Semiconductor Equipment - 2.8%
Novellus Systems, Inc. *	3,000	139,440
Software - 10.7%
Convio, Inc. *	10,000	156,600
Taleo Corp. - Class A *	8,300	380,306
		536,906
Total Common Stocks (Cost $2,217,301)		2,223,071
Short Term Investments - 57.1%
Money Market Fund - 51.1%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.01% #	2,562,739	2,562,739
U.S. Treasury Bills - 6.0%	Principal Amount
0.07%, 5/10/2012 ^@	$200,000	199,973
0.08%, 5/24/2012 ^@	100,000	99,981
		299,954
Total Short Term Investments (Cost $2,862,693)		2,862,693
Total Investments (Cost $5,079,994) - 101.5%		5,085,764
Liabilities in Excess of Other Assets - (1.5)%		(73,681)
TOTAL NET ASSETS - 100.0%		$5,012,083

* Non-income producing security.
# Seven-day yield as of February 29, 2012.
^ Rate shown is the annualized yield to maturity.
@	All or a portion of this security is segregated as collateral for securities sold short.

Securities are classified using the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows+:

Tax cost of investments		$5,079,994
Gross tax unrealized appreciation		12,205
Gross tax unrealized depreciation		(6,435)
Net tax unrealized appreciation		$5,770

+	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.

PineBridge Mutual Funds - Merger Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)	February 29, 2012

Security Description	Shares	Value
Common Stocks - 3.5%
Chemicals - 0.7%
Eastman Chemical Co.	660	$35,726
Semiconductors & Semiconductor Equipment - 2.8%
Lam Research Corp.	3,375	140,737
Total Common Stocks (Proceeds $180,836)		176,463
Total Securities Sold Short (Proceeds $180,836) - 3.5%		$176,463

Securities are classified using the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

Significant Accounting Policies

Investment Valuation. The investment policy of the Funds is to value investments at market value. Each Fund's securities, except short term investments with remaining maturities of 60 days of less, use the last quoted  trading price or official closing price as market value and are generally classified within Level 1 of the fair value hierarchy.  For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which the security is primarily traded and are generally classified within Level 1.  For NASDAQ equity securities, the Funds use the NASDAQ official closing price and are generally classified within Level 1.  Unlisted securities and listed securities which have not been traded on the valuation date are valued at the last price bid and are generally classified within Level 2.  In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds. Fair valued securities are determined in good faith under procedures adopted by the Board of Trustees. Short term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value and are generally classified within Level 2.

Investments in registered investment companies that are money market funds are valued at the end of day net asset value and are generally classified within Level 1.

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to establish classification of fair value measurements for disclosure purposes and is intended to maximize the use of observable market data and minimize the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar date.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table summarizes the Funds' investments as of February 29, 2012:

	US Micro Cap Growth Fund	US Small Cap Growth Fund	US 25 Equity Fund	Merger Arbitrage Fund
Investments
Level 1
Common Stocks *	$62,514,091	$14,213,236	$3,238,715	$2,223,071
Money Market Funds	2,905,364	837,364	310,192	2,562,739
Total Level 1	65,419,455	15,050,600	3,548,907	4,785,810
Level 2
U.S. Treasury Bills	-	-	-	299,954
Level 3	-	-	-	-
Total Investments	$65,419,455	$15,050,600	$3,548,907	$5,085,764

Securities Sold Short
Level 1
Common Stocks *	$-	$-	$-	$176,463
Level 2	-	-	-	-
Level 3	-	-	-	-
Total Securities Sold Short	$-	$-	$-	$176,463

* See the Schedule of Investments and Schedule of Securities Sold Short for common stocks detailed by industry classification.

There were no significant transfers into or out of Level 1 or Level 2 during the three months ended February 29, 2012. Transfers between Levels are recognized at the end of the reporting period.

Short Sales. A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales, which are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses a Fund may be required to pay in connection with a short sale.

Whenever a Fund engages in short sales, it will segregate an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities.

Market Risk. Because each Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer/Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PineBridge Mutual Funds

By (Signature and Title /s/  Robin C. Thorn
                                                 Robin C. Thorn, President

Date   April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  Robin C. Thorn
                                                                  Robin C. Thorn, President

Date   April 2, 2012

By (Signature and Title) /s/ Mark Kadzielawski
                                                 Mark Kadzielawski, Chief Financial Officer
                                                 & Treasurer

Date   April 22, 2012